UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Nominingue Asset Management, LLC

Address:  712 Fifth Avenue
          New York, New York 10019


13F File Number: 028-10497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amrita Ajoomal
Title:  Secretary
Phone:  646-483-0473


Signature, Place and Date of Signing:

 Amrita Ajoomal                New York, New York           August 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       55

Form 13F Information Table Value Total: $4,073,164
                                        (thousands)

List of Other Included Managers:  None

NOMININGUE ASSET MANAGEMENT, LLC
SEC Form 13-F
6/30/05

Item #1              Item #2            Item #3   Item #4      Item #5            Item #6           Item #7          Item #8

                                                  Mkt Value            Sh/   Investment Discretion             Voting Authority
Name of Issuer        Title            CUSIP     (x$1,000)  Quantity   Prn  Sole      Shared Other  Mgrs   Sole      Shared  Other
--------------        -----            -----     ---------  --------   ---  ----      ------ -----  ----   ----      ------  -----
ALLIED WASTE
   INDS INC           COM PAR$.01 NEW  019589308   28,999   3,656,825  SH   3,656,825  n/a   n/a    n/a     3,656,825  n/a   n/a
AMERICA MOVIL
   S A DE C V         SPON ADR L SHS   02364W105  149,026   2,500,000  PUT  2,500,000  n/a   n/a    n/a     2,500,000  n/a   n/a
AMERICA MOVIL
   S A DE C V         SPON ADR L SHS   02364W105  109,650   1,839,453  SH   1,839,453  n/a   n/a    n/a     1,839,453  n/a   n/a
AMERICAN
   GREETINGS CORP     CL A             026375105   45,254   1,707,700  SH   1,707,700  n/a   n/a    n/a     1,707,700  n/a   n/a
AMN HEALTHCARE
   SERVICES INC       COM              001744101    6,054     402,796  SH     402,796  n/a   n/a    n/a       402,796  n/a   n/a
APOLLO GROUP INC      CL A             037604105  123,354   1,577,013  SH   1,577,013  n/a   n/a    n/a     1,577,013  n/a   n/a
APPLE COMPUTER INC    COM              037833100  258,724   7,028,639  SH   7,028,639  n/a   n/a    n/a     7,028,639  n/a   n/a
APPLE COMPUTER INC    COM              037833100  440,205   1,958,800  CALL 1,958,800  n/a   n/a    n/a    11,958,800  n/a   n/a
APPLEBEES INTL INC    COM              037899101    8,525     321,823  SH     321,823  n/a   n/a    n/a       321,823  n/a   n/a
ASPEN INSURANCE
   HOLDINGS LTD       SHS              G05384105   26,375     957,000  SH     957,000  n/a   n/a    n/a       957,000  n/a   n/a
AXIS CAPITAL
   HOLDINGS           SHS              G0692U109   35,864   1,267,266  SH   1,267,266  n/a   n/a    n/a     1,267,266  n/a   n/a
CANADIAN NAT
   RES LTD            COM              136385101   23,921     657,541  SH     657,541  n/a   n/a    n/a       657,541  n/a   n/a
CAPITAL ONE
   FINL CORP          COM              14040H105   81,589   1,019,730  SH   1,019,730  n/a   n/a    n/a     1,019,730  n/a   n/a
CAREER EDUCATION
   CORP               COM              141665109  147,888   4,039,561  SH   4,039,561  n/a   n/a    n/a     4,039,561  n/a   n/a
CARNIVAL CORP         PAIRED CTF       143658300   65,554   1,201,720  SH   1,201,720  n/a   n/a    n/a     1,201,720  n/a   n/a
CEC ENTMT INC         COM              125137109   67,854   1,612,108  SH   1,612,108  n/a   n/a    n/a     1,612,108  n/a   n/a
CELANESE CORP DEL     COM SER A        150870103   17,315   1,089,679  SH   1,089,679  n/a   n/a    n/a     1,089,679  n/a   n/a
CORINTHIAN
   COLLEGES INC       COM              218868107   23,021   1,802,759  SH   1,802,759  n/a   n/a    n/a     1,802,759  n/a   n/a
CORINTHIAN
   COLLEGES INC       COM              218868107   10,855     850,000  CALL   850,000  n/a   n/a    n/a       850,000  n/a   n/a
COUNTRYWIDE
   FINANCIAL CORP     COM              222372104  164,877   4,270,331  SH   4,270,331  n/a   n/a    n/a     4,270,331  n/a   n/a
DELL INC              COM              24702R101   95,110   2,410,288  SH   2,410,288  n/a   n/a    n/a     2,410,288  n/a   n/a
DELTA FINANCIAL
   CORP               COM              247918105    3,275     344,327  SH     344,327  n/a   n/a    n/a       344,327  n/a   n/a
DOLLAR TREE
   STORES INC         COM              256747106    6,924     288,489  SH     288,489  n/a   n/a    n/a       288,489  n/a   n/a
EBAY INC              COM              278642103   59,105   1,790,532  SH   1,790,532  n/a   n/a    n/a     1,790,532  n/a   n/a
EVEREST RE
   GROUP LTD          COM              G3223R108   52,711     566,780  SH     566,780  n/a   n/a    n/a       566,780  n/a   n/a
FEDEX CORP            COM              31428X106   59,826     738,504  SH     738,504  n/a   n/a    n/a       738,504  n/a   n/a
FISHER SCIENTIFIC
   INTL INC           COM NEW          338032204   24,369     375,493  SH     375,493  n/a   n/a    n/a       375,493  n/a   n/a
GOOGLE INC            CL A             38259P508  171,524     583,118  SH     583,118  n/a   n/a    n/a       583,118  n/a   n/a
INTERNATIONAL
   SPEEDWAY CORP      CL A             460335201   14,497     257,778  SH     257,778  n/a   n/a    n/a       257,778  n/a   n/a
KOHLS CORP            COM              500255104  131,753   2,356,525  SH   2,356,525  n/a   n/a    n/a     2,356,525  n/a   n/a
KOHLS CORP            COM              500255104   68,920   1,232,700  CALL 1,232,700  n/a   n/a    n/a     1,232,700  n/a   n/a
LIBERTY MEDIA
   CORP NEW           COM SER A        530718105   34,636   3,399,000  SH   3,399,000  n/a   n/a    n/a     3,399,000  n/a   n/a
MCKESSON CORP         COM              58155Q103   55,802   1,245,848  SH   1,245,848  n/a   n/a    n/a     1,245,848  n/a   n/a
MONSANTO CO NEW       COM              61166W101   25,807     410,488  SH     410,488  n/a   n/a    n/a       410,488  n/a   n/a
NII HLDGS INC         CL B NEW         62913F201   18,164     284,084  SH     284,084  n/a   n/a    n/a       284,084  n/a   n/a
NTL INC DEL           COM              62940M104  102,342   1,495,788  SH   1,495,788  n/a   n/a    n/a     1,495,788  n/a   n/a
NVR INC               COM              62944T105  107,127     132,255  SH     132,255  n/a   n/a    n/a       132,255  n/a   n/a
ODIMO INC             COM              67606R107      435      85,209  SH      85,209  n/a   n/a    n/a        85,209  n/a   n/a
PETSMART INC          COM              716768106   59,159   1,949,230  SH   1,949,230  n/a   n/a    n/a     1,949,230  n/a   n/a
PORTALPLAYER INC      COM              736187204    7,834     376,256  SH     376,256  n/a   n/a    n/a       376,256  n/a   n/a
POSCO                 SPONSORED ADR    693483109   15,019     341,571  SH     341,571  n/a   n/a    n/a       341,571  n/a   n/a
REDWOOD TR INC        COM              758075402   23,865     462,494  SH     462,494  n/a   n/a    n/a       462,494  n/a   n/a
REGAL ENTMT GROUP     CL A             758766109   11,712     620,331  SH     620,331  n/a   n/a    n/a       620,331  n/a   n/a
RESEARCH IN
   MOTION LTD         COM              760975102   80,158   1,086,300  CALL 1,086,300  n/a   n/a    n/a     1,086,300  n/a   n/a
RESEARCH IN
   MOTION LTD         COM              760975102  170,785   2,314,470  SH   2,314,470  n/a   n/a    n/a     2,314,470  n/a   n/a
RESOURCES
   CONNECTION INC     COM              76122Q105   21,343     918,748  SH     918,748  n/a   n/a    n/a       918,748  n/a   n/a
ROSS STORES INC       COM              778296103   25,019     865,400  SH     865,400  n/a   n/a    n/a       865,400  n/a   n/a
ROYAL CARIBBEAN
   CRUISES LTD        COM              V7780T103   66,870   1,382,757  SH   1,382,757  n/a   n/a    n/a     1,382,757  n/a   n/a
RYLAND GROUP INC      COM              783764103  166,782   2,198,261  SH   2,198,261  n/a   n/a    n/a     2,198,261  n/a   n/a
SEARS HLDGS CORP      COM              812350106   26,789     178,746  SH     178,746  n/a   n/a    n/a       178,746  n/a   n/a
SELECT COMFORT CORP   COM              81616X103   30,641   1,429,799  SH   1,429,799  n/a   n/a    n/a     1,429,799  n/a   n/a
SIRIUS SATELLITE
   RADIO INC          COM              82966U103   55,080   8,500,000  PUT  8,500,000  n/a   n/a    n/a     8,500,000  n/a   n/a
STANDARD PAC
   CORP NEW           COM              85375C101  146,737   1,668,413  SH   1,668,413  n/a   n/a    n/a     1,668,413  n/a   n/a
WAL MART STORES INC   COM              931142103  136,329   2,828,398  SH   2,828,398  n/a   n/a    n/a     2,828,398  n/a   n/a
YAHOO INC             COM              984332106  161,812   4,669,903  SH   4,669,903  n/a   n/a    n/a     4,669,903  n/a   n/a


03338.0003 #593541